Taxation (Income Taxes, Description by Tax Autorities, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Reversal amount of income tax for the preferential income tax rate	$ 2,113	$ 5,097	$ 13,914
Hong Kong [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | HNTEs [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate period (years)	3 years
PRC [Member] | HNTEs [Member] | Sogou Technology [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate period (years)	3 years
PRC [Member] | HNTEs [Member] | Sogou Information [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate period (years)	3 years
PRC [Member] | HNTEs [Member] | Sogou Network [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate period (years)	3 years
PRC [Member] | Software Enterprises [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	12.50%
Preferential income tax rate period (years)	3 years
Income tax exemption period beginning with first profitable year	2 years
Tax rate reduction rate	50.00%
PRC [Member] | KNSEs [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	10.00%
PRC [Member] | KNSEs [Member] | Sogou Technology [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate			10.00%	10.00%
Reversal amount of income tax for the preferential income tax rate		$ 3,773	$ 1,467